General and Administrative Expenses	6 Months Ended
Mar. 31, 2026
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 11 – GENERAL AND ADMINISTRATIVE EXPENSES

	Six months ended March 31,
	2025	2026
Staff costs	$234,530	$290,176
Travel expenses	58,761	226,846
Audit fees	123,006	122,786
Legal and professional fees	119,362	369,068
Insurance expenses	14,497	176,696
Depreciation charge and amortization of right-of-use assets	57,644	65,696
Reversal of expected credit loss	(26,226)	(988)
Donation	-	64,103
Others	76,718	103,023
	$658,292	$1,417,406